Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 1,033	$ 1,293	$ 810
Items to reconcile net income and cash flows from operating activities:
Depreciation and amortization	854	791	650
Interest and amortization of issuance costs on convertible bonds	38	37	34
Interest paid on settled convertible debt			(30)
Loss on financial instruments, net		1	16
Non-cash stock-based compensation	145	125	61
Other non-cash items	(110)	(116)	(85)
Deferred income tax	25	20	60
(Income) loss on equity-method investments	(1)	(8)	2
Impairment, restructuring charges and other related closure costs, net of cash payments	(16)	(12)	(6)
Changes in assets and liabilities:
Trade receivables, net	(103)	(155)	(206)
Inventories	(142)	(254)	(94)
Trade payables	(14)	4	141
Other assets and liabilities, net	160	120	324
Net cash from operating activities	1,869	1,845	1,677
Cash flows from investing activities:
Payment for purchase of tangible assets	(1,181)	(1,263)	(1,301)
Proceeds from sale of tangible assets	7	1	3
Payment for purchase of marketable securities			(99)
Proceeds from matured marketable securities	200	100
Investment in short-term deposits		(26)
Proceeds from matured short-term deposits		26
Payment for purchase of intangible assets	(69)	(50)	(71)
Payment for purchase of financial assets	(3)
Proceeds from sale of equity investments	1
Payment for business acquisitions, net of cash and cash equivalents acquired	(127)
Net cash used in investing activities	(1,172)	(1,212)	(1,468)
Cash flows from financing activities:
Proceeds from long-term debt	281	281	7
Repayment of long-term debt	(144)	(103)	(119)
Repayment of issued debt			(970)
Repurchase of common stock	(250)	(62)	(297)
Dividends paid to stockholders	(214)	(216)	(214)
Dividends paid to noncontrolling interests	(2)	(4)	(6)
Proceeds from noncontrolling interests	3
Payment of withholding tax on vested shares	(17)	(18)	(9)
Net cash used in financing activities	(343)	(122)	(106)
Effect of changes in exchange rates	(13)	(4)	27
Net cash increase	341	507	130
Cash, cash equivalents and restricted cash at beginning of the period	2,266	1,759	1,629
Cash, cash equivalents and restricted cash at end of the period	2,607	2,266	1,759
Supplemental cash information:
Interest paid	13	12	12
Income tax paid	$ 130	$ 60	$ 52